UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2050 Fund	Shares	Value

Absolute Return Funds* 10.1%
Putnam Absolute Return 100 Fund (Class Y)	5,275	$55,283
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	15,892	174,339
Putnam Absolute Return 700 Fund (Class Y)	51,845	594,658

Total Absolute Return Funds (cost $809,390)		$824,280

Asset Allocation Funds* 89.5%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	461,009	5,974,675
Putnam Asset Allocation: Growth Portfolio (Class Y)	106,368	1,301,949

Total Asset Allocation Funds (cost $6,736,678)		$7,276,624

Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	35,459	$35,459

Total Fixed Income Funds (cost $35,459)		$35,459

Total Investments (cost $7,581,527)		$8,136,363

* Percentages indicated are based on net assets of $8,134,834

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2045 Fund	Shares	Value

Absolute Return Funds* 10.6%
Putnam Absolute Return 100 Fund (Class Y)	17,487	$183,265
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	30,733	337,140
Putnam Absolute Return 700 Fund (Class Y)	100,256	1,149,941

Total Absolute Return Funds (cost $1,632,891)		$1,670,346

Asset Allocation Funds* 88.9%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	714,619	9,261,458
Putnam Asset Allocation: Growth Portfolio (Class Y)	385,661	4,720,497

Total Asset Allocation Funds (cost $12,656,661)		$13,981,955

Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	69,241	$69,241

Total Fixed Income Funds (cost $69,241)		$69,241

Total Investments (cost $14,358,793)		$15,721,542

* Percentages indicated are based on net assets of $15,719,084

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2040 Fund	Shares	Value

Absolute Return Funds* 11.4%
Putnam Absolute Return 100 Fund (Class Y)	43,806	$459,082
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	46,196	506,764
Putnam Absolute Return 700 Fund (Class Y)	150,697	1,728,495

Total Absolute Return Funds (cost $2,638,556)		$2,694,341

Asset Allocation Funds* 88.2%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	748,078	9,695,091
Putnam Asset Allocation: Growth Portfolio (Class Y)	908,303	11,117,629

Total Asset Allocation Funds (cost $18,769,624)		$20,812,720

Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	104,672	$104,672

Total Fixed Income Funds (cost $104,672)		$104,672

Total Investments (cost $21,512,852)		$23,611,733

* Percentages indicated are based on net assets of $23,608,002

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2035 Fund	Shares	Value

Absolute Return Funds* 13.8%
Putnam Absolute Return 100 Fund (Class Y)	81,965	$858,992
Putnam Absolute Return 300 Fund (Class Y)	--	--
Putnam Absolute Return 500 Fund (Class Y)	113,141	1,241,154
Putnam Absolute Return 700 Fund (Class Y)	240,587	2,759,543

Total Absolute Return Funds (cost $4,755,184)		$4,859,689

Asset Allocation Funds* 85.0%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	455,349	5,901,322
Putnam Asset Allocation: Growth Portfolio (Class Y)	1,966,369	24,068,351

Total Asset Allocation Funds (cost $25,597,770)		$29,969,673

Fixed Income Funds* 1.2%
Putnam Money Market Fund (Class A)	430,201	$430,201

Total Fixed Income Funds (cost $430,201)		$430,201

Total Investments (cost $30,783,155)		$35,259,563

* Percentages indicated are based on net assets of $35,253,859

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2030 Fund	Shares	Value

Absolute Return Funds* 18.8%
Putnam Absolute Return 100 Fund (Class Y)	102,468	$1,073,869
Putnam Absolute Return 300 Fund (Class Y)	47,236	517,711
Putnam Absolute Return 500 Fund (Class Y)	196,454	2,155,095
Putnam Absolute Return 700 Fund (Class Y)	394,779	4,528,111

Total Absolute Return Funds (cost $8,095,889)		$8,274,786

Asset Allocation Funds* 78.5%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	407,390	$4,399,812
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	1	16
Putnam Asset Allocation: Growth Portfolio (Class Y)	2,458,365	30,090,386

Total Asset Allocation Funds (cost $28,891,759)		$34,490,214

Fixed Income Funds* 2.7%
Putnam Money Market Fund (Class A)	1,176,989	$1,176,989

Total Fixed Income Funds (cost $1,176,989)		$1,176,989

Total Investments (cost $38,164,637)		$43,941,989

* Percentages indicated are based on net assets of $43,940,275

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2025 Fund	Shares	Value

Absolute Return Funds* 27.0%
Putnam Absolute Return 100 Fund (Class Y)	175,102	$1,835,066
Putnam Absolute Return 300 Fund (Class Y)	205,536	2,252,676
Putnam Absolute Return 500 Fund (Class Y)	279,759	3,068,959
Putnam Absolute Return 700 Fund (Class Y)	597,872	6,857,595

Total Absolute Return Funds (cost $13,686,927)		$14,014,296

Asset Allocation Funds* 69.7%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,934,010	$20,887,312
Putnam Asset Allocation: Conservative Portfolio (Class Y)	--	--
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	1,248,616	15,283,057

Total Asset Allocation Funds (cost $32,278,753)		$36,170,369

Fixed Income Funds* 3.4%
Putnam Money Market Fund (Class A)	1,750,837	$1,750,837

Total Fixed Income Funds (cost $1,750,837)		$1,750,837

Total Investments (cost $47,716,517)		$51,935,502

* Percentages indicated are based on net assets of $51,925,735

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2020 Fund	Shares	Value

Absolute Return Funds* 36.4%
Putnam Absolute Return 100 Fund (Class Y)	214,353	$2,246,417
Putnam Absolute Return 300 Fund (Class Y)	367,928	4,032,490
Putnam Absolute Return 500 Fund (Class Y)	437,199	4,796,074
Putnam Absolute Return 700 Fund (Class Y)	573,153	6,574,063

Total Absolute Return Funds (cost $17,243,838)		$17,649,044

Asset Allocation Funds* 59.0%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	2,425,811	$26,198,759
Putnam Asset Allocation: Conservative Portfolio (Class Y)	262,140	2,419,550
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $24,702,928)		$28,618,309

Fixed Income Funds* 4.6%
Putnam Money Market Fund (Class A)	2,210,913	$2,210,913

Total Fixed Income Funds (cost $2,210,913)		$2,210,913

Total Investments (cost $44,157,679)		$48,478,266

* Percentages indicated are based on net assets of $48,468,693

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2015 Fund	Shares	Value

Absolute Return Funds* 47.0%
Putnam Absolute Return 100 Fund (Class Y)	248,221	$2,601,357
Putnam Absolute Return 300 Fund (Class Y)	500,616	5,486,751
Putnam Absolute Return 500 Fund (Class Y)	793,149	8,700,849
Putnam Absolute Return 700 Fund (Class Y)	330,156	3,786,884

Total Absolute Return Funds (cost $20,160,204)		$20,575,841

Asset Allocation Funds* 47.1%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,027,860	$11,100,890
Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,031,741	9,522,964
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $19,060,842)		$20,623,854

Fixed Income Funds* 5.9%
Putnam Money Market Fund (Class A)	2,565,000	$2,565,000

Total Fixed Income Funds (cost $2,565,000)		$2,565,000

Total Investments (cost $41,786,046)		$43,764,695

* Percentages indicated are based on net assets of $43,755,442

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

2010 Fund	Shares	Value

Absolute Return Funds* 59.9%
Putnam Absolute Return 100 Fund (Class Y)	160,742	$1,684,572
Putnam Absolute Return 300 Fund (Class Y)	360,183	3,947,610
Putnam Absolute Return 500 Fund (Class Y)	513,615	5,634,357
Putnam Absolute Return 700 Fund (Class Y)	--	--

Total Absolute Return Funds (cost $11,044,796)		$11,266,539

Asset Allocation Funds* 34.2%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	697,985	6,442,407
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $5,858,764)		$6,442,407

Fixed Income Funds* 5.9%
Putnam Money Market Fund (Class A)	1,107,312	$1,107,312

Total Fixed Income Funds (cost $1,107,312)		$1,107,312

Total Investments (cost $18,010,872)		$18,816,258

* Percentages indicated are based on net assets of $18,812,342

Putnam RetirementReady Funds
The fund's portfolios
10/31/10 (Unaudited)

Maturity Fund	Shares	Value

Absolute Return Funds* 59.9%
Putnam Absolute Return 100 Fund (Class Y)	117,551	$1,231,943
Putnam Absolute Return 300 Fund (Class Y)	263,431	2,887,200
Putnam Absolute Return 500 Fund (Class Y)	375,641	4,120,780
Putnam Absolute Return 700 Fund (Class Y)	--	--

Total Absolute Return Funds (cost $8,056,383)		$8,239,923

Asset Allocation Funds* 34.2%
Putnam Asset Allocation: Balanced Portfolio (Class Y)	--	$--
Putnam Asset Allocation: Conservative Portfolio (Class Y)	510,587	4,712,715
Putnam Asset Allocation: Equity Portfolio (Class Y)	--	--
Putnam Asset Allocation: Growth Portfolio (Class Y)	--	--

Total Asset Allocation Funds (cost $4,410,964)		$4,712,715

Fixed Income Funds* 5.9%
Putnam Money Market Fund (Class A)	810,456	$810,456

Total Fixed Income Funds (cost $810,456)		$810,456

Total Investments (cost $13,277,803)		$13,763,094

* Percentages indicated are based on net assets of $13,760,475

Notes to The fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes

RetirementReady
2050 Fund	$ 593,998	$ (44,872)	$ 549,126	$ 7,587,237
2045 Fund	1,325,466	(60,830)	1,264,636	14,456,906
2040 Fund	2,037,894	(83,054)	1,954,840	21,656,893
2035 Fund	4,286,483	(44,377)	4,242,106	31,017,457
2030 Fund	5,541,203	(170)	5,541,033	38,400,956
2025 Fund	3,879,266	(207)	3,879,059	48,056,443
2020 Fund	4,092,761	(380)	4,092,381	44,385,885
2015 Fund	1,823,625	(353)	1,823,272	41,941,423
2010 Fund	781,908	(149)	781,759	18,034,499
Maturity Fund	485,401	(154)	485,247	13,277,847

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Transactions with affiliated issuers

RetirementReady 2050 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 19,291	$ 6,062	$ -	$ 55,283

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	38,397	20,630	-	174,339

Putnam Absolute Return 700 Fund	127,776	70,329	-	594,658

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	734,097	778,646	-	5,974,675

Putnam Asset Allocation: Growth Portfolio	161,449	150,069	-	1,301,949

Putnam Money Market Fund	15,200	8,885	3	35,459

Totals	$ 1,096,210	$ 1,034,621	$ 3	$ 8,136,363

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 57,468	$ 10,225	$ -	$ 183,265

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	54,156	20,837	-	337,140

Putnam Absolute Return 700 Fund	178,541	71,035	-	1,149,941

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	638,700	1,294,166	-	9,261,458

Putnam Asset Allocation: Growth Portfolio	818,863	264,185	-	4,720,497

Putnam Money Market Fund	22,229	11,742	7	69,241

Totals	$ 1,769,957	$ 1,672,190	$ 7	$ 15,721,542

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 126,090	$ 28,734	$ -	$ 459,082

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	91,023	33,414	-	506,764

Putnam Absolute Return 700 Fund	301,239	113,910	-	1,728,495

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	920,594	1,796,421	-	9,695,091

Putnam Asset Allocation: Growth Portfolio	1,781,490	681,819	-	11,117,629

Putnam Money Market Fund	35,284	17,757	-	104,672

Totals	$ 3,255,720	$ 2,672,055	$ -	$ 23,611,733

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 163,869	$ 43,074	$ -	$ 858,992

Putnam Absolute Return 300 Fund	-	-	-	-

Putnam Absolute Return 500 Fund	366,815	57,553	-	1,241,154

Putnam Absolute Return 700 Fund	538,544	136,046	-	2,759,543

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	687,373	2,589,372	-	5,901,322

Putnam Asset Allocation: Growth Portfolio	3,705,005	1,125,980	-	24,068,351

Putnam Money Market Fund	189,811	35,236	30	430,201

Totals	$ 5,651,417	$ 3,987,261	$ 30	$ 35,259,563

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 182,522	$ 54,336	$ -	$ 1,073,869

Putnam Absolute Return 300 Fund	194,898	22,139	-	517,711

Putnam Absolute Return 500 Fund	488,374	103,416	-	2,155,095

Putnam Absolute Return 700 Fund	877,709	221,642	-	4,528,111

Putnam Asset Allocation: Balanced Portfolio	1,232,031	189,751	24,788	4,399,812

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	79,567	1,619,318	-	16

Putnam Asset Allocation: Growth Portfolio	2,525,759	2,089,467	-	30,090,386

Putnam Money Market Fund	341,930	79,784	118	1,176,989

Totals	$ 5,922,790	$ 4,379,853	$ 24,906	$ 43,941,989

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 400,576	$ 86,548	$ -	$ 1,835,066

Putnam Absolute Return 300 Fund	719,860	96,817	-	2,252,676

Putnam Absolute Return 500 Fund	577,134	146,399	-	3,068,959

Putnam Absolute Return 700 Fund	1,277,045	326,097	-	6,857,595

Putnam Asset Allocation: Balanced Portfolio	4,857,095	895,851	127,707	20,887,312

Putnam Asset Allocation: Conservative Portfolio	-	-	-	-

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	1,803,256	5,604,279	-	15,283,057

Putnam Money Market Fund	381,115	112,826	178	1,750,837

Totals	$ 10,016,081	$ 7,268,817	$ 127,885	$ 51,935,502

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 419,596	$ 125,986	$ -	$ 2,246,417

Putnam Absolute Return 300 Fund	957,804	214,874	-	4,032,490

Putnam Absolute Return 500 Fund	1,079,808	257,158	-	4,796,074

Putnam Absolute Return 700 Fund	912,440	376,400	-	6,574,063

Putnam Asset Allocation: Balanced Portfolio	2,524,680	1,563,889	189,180	26,198,759

Putnam Asset Allocation: Conservative Portfolio	1,123,545	100,121	15,840	2,419,550

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	198,369	3,005,069	-	-

Putnam Money Market Fund	452,112	153,196	236	2,210,913

Totals	$ 7,668,354	$ 5,796,693	$ 205,256	$ 48,478,266

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 423,853	$ 119,370	$ -	$ 2,601,357

Putnam Absolute Return 300 Fund	1,089,927	244,016	-	5,486,751

Putnam Absolute Return 500 Fund	1,949,147	379,144	-	8,700,849

Putnam Absolute Return 700 Fund	386,717	686,352	-	3,786,884

Putnam Asset Allocation: Balanced Portfolio	1,246,212	3,521,381	100,658	11,100,890

Putnam Asset Allocation: Conservative Portfolio	2,134,259	403,282	76,546	9,522,964

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Money Market Fund	463,842	145,944	284	2,565,000

Totals	$ 7,693,957	$ 5,499,489	$ 177,488	$ 43,764,695

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 322,101	$ 115,365	$ -	$ 1,684,572

Putnam Absolute Return 300 Fund	811,668	265,644	-	3,947,610

Putnam Absolute Return 500 Fund	1,052,459	382,728	-	5,634,357

Putnam Absolute Return 700 Fund	23,150	416,144	-	-

Putnam Asset Allocation: Balanced Portfolio	53,974	911,321	6,621	-

Putnam Asset Allocation: Conservative Portfolio	873,722	439,435	56,127	6,442,407

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Money Market Fund	158,948	91,552	133	1,107,312

Totals	$ 3,296,022	$ 2,622,189	$ 62,881	$ 18,816,258

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Absolute Return 100 Fund	$ 111,781	$ 84,704	$ -	$ 1,231,943

Putnam Absolute Return 300 Fund	247,770	197,642	-	2,887,200

Putnam Absolute Return 500 Fund	323,797	282,346	-	4,120,780

Putnam Absolute Return 700 Fund	-	-	-	-

Putnam Asset Allocation: Balanced Portfolio	-	-	-	-

Putnam Asset Allocation: Conservative Portfolio	361,507	469,569	43,587	4,712,715

Putnam Asset Allocation: Equity Portfolio	-	-	-	-

Putnam Asset Allocation: Growth Portfolio	-	-	-	-

Putnam Money Market Fund	83,463	64,157	98	810,456

Totals	$ 1,128,318	$ 1,098,418	$ 43,685	$ 13,763,094

Market values are shown for those securities affiliated at period end.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2050 Fund	$ 8,136,363	$ -	$ -	$ 8,136,363
Putnam RetirementReady 2045 Fund	15,721,542	-	-	15,721,542
Putnam RetirementReady 2040 Fund	23,611,733	-	-	23,611,733
Putnam RetirementReady 2035 Fund	35,259,563	-	-	35,259,563
Putnam RetirementReady 2030 Fund	43,941,989	-	-	43,941,989
Putnam RetirementReady 2025 Fund	51,935,502	-	-	51,935,502
Putnam RetirementReady 2020 Fund	48,478,266	-	-	48,478,266
Putnam RetirementReady 2015 Fund	43,764,695	-	-	43,764,695
Putnam RetirementReady 2010 Fund	18,816,258	-	-	18,816,258
Putnam RetirementReady Maturity Fund	13,763,094	-	-	13,763,094

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010